Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity	Share capital MYR (RM) shares	Share capital USD ($) shares	Subscription receivable MYR (RM)	Subscription receivable USD ($)	Additional paid-in capital MYR (RM)	Additional paid-in capital USD ($)	Foreign currency translation reserve MYR (RM)	Foreign currency translation reserve USD ($)	Equity component of redeemable convertible preference shares MYR (RM)	Equity component of redeemable convertible preference shares USD ($)	(Accumulated losses)/retained earnings MYR (RM)	(Accumulated losses)/retained earnings USD ($)	MYR (RM)	USD ($)
Balance (in Dollars)	RM 8,351				RM 201,649						RM (786,936)		RM (576,936)
Balance (in Shares) | shares	20,000,000	20,000,000
Balance at Dec. 31, 2021	RM 8,351				201,649						(786,936)		(576,936)
Balance (in Shares) at Dec. 31, 2021 | shares	20,000,000	20,000,000
Profit (Loss) for the year											(289,865)		(289,865)
Total comprehensive income (loss) for the year											(289,865)		(289,865)
Capital injection from shareholders (note 12(a))					910,000								910,000
Contribution by a shareholder (note 20(iv))					120,000								120,000
Balance at Dec. 31, 2022	RM 8,351				1,231,649						(1,076,801)		163,199
Balance (in Shares) at Dec. 31, 2022 | shares	20,000,000	20,000,000
Balance (in Dollars)	RM 8,351				1,231,649						(1,076,801)		163,199
Balance (in Shares) | shares	20,000,000	20,000,000
Profit (Loss) for the year											3,754,385		3,754,385
Other comprehensive income							49,030						49,030
Total comprehensive income (loss) for the year							49,030				3,754,385		3,803,415
Capital injection from shareholders (note 12(a))					820,000								820,000
Contribution by a shareholder (note 20(iv))					120,000								120,000
Issuance of redeemable convertible preference shares (note 13)									459,417				459,417
Balance at Dec. 31, 2023	RM 8,351				2,171,649		49,030		459,417		2,677,584		5,366,031
Balance (in Shares) at Dec. 31, 2023 | shares	20,000,000	20,000,000
Balance (in Dollars)	RM 8,351				2,171,649		49,030		459,417		2,677,584		5,366,031
Balance (in Shares) | shares	20,000,000	20,000,000
Profit (Loss) for the year											3,512,168		3,512,168	$ 785,807
Other comprehensive income							105,620						105,620
Total comprehensive income (loss) for the year							105,620				3,512,168		3,617,788	809,438
Conversion of redeemable convertible preference shares (note 13)	RM 187				4,692,519				(302,717)				4,389,989
Conversion of redeemable convertible preference shares (note 13) (in Shares) | shares	419,929	419,929
Issuance of redeemable convertible preference shares (note 13)									321,679				321,679
Issuance of new shares (note 12(a))	RM 463		(461)		39,448								39,450
Issuance of new shares (note 12(a)) (in Shares) | shares	1,034,050	1,034,050
Cancellation of shares (note 12(a))	RM (461)		461
Cancellation of shares (note 12(a)) (in Shares) | shares	(1,030,494)	(1,030,494)
Balance at Dec. 31, 2024	RM 8,540	$ 1,911			6,903,616	$ 1,544,606	154,650	$ 34,601	478,379	$ 107,032	6,189,752	$ 1,384,887	13,734,937	3,073,037
Balance (in Shares) at Dec. 31, 2024 | shares	20,423,485	20,423,485
Balance (in Dollars)	RM 8,540	$ 1,911			RM 6,903,616	$ 1,544,606	RM 154,650	$ 34,601	RM 478,379	$ 107,032	RM 6,189,752	$ 1,384,887	RM 13,734,937	$ 3,073,037
Balance (in Shares) | shares	20,423,485	20,423,485